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                                                      -------------------------
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                                                      hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                   811-09797
                                  ---------------------------------------------




                             AIM Floating Rate Fund
-------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)




               11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)




       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)




Registrant's telephone number, including area code:     (713) 626-1919
                                                   ----------------------------




Date of fiscal year end:     12/31
                        ----------------




Date of reporting period:   06/30/04
                         ---------------

Item 1. Reports to Stockholders.

                                                          AIM FLOATING RATE FUND
                               Semiannual Report to Shareholders o June 30, 2004


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

===================================================================================================================================
AIM FLOATING RATE FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME, AND SECONDARILY,
PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented is as of 6/30/04 and is based on total net assets.
===================================================================================================================================

PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT             o A direct investment cannot be made in
                                                                                           an index. Unless otherwise indicated,
o The fund is nondiversified, which          o The unmanaged CSFB Leveraged Loan           index results include reinvested
increases risks as well as potential         Index is an index of                          dividends, and they do not reflect sales
rewards.                                     below-investment-grade loans designed to      charges. Performance of an index of
                                             mirror the investible universe of the         funds reflects fund expenses;
o The fund is a continuously offered,        U.S. dollar-denominated leveraged loan        performance of a market index does not.
closed-end fund. No market currently         market. The index is compiled by Credit
exists for either share class and none       Suisse First Boston Corporation, a            OTHER INFORMATION
is expected to develop. To provide           well-known global investment bank.
liquidity, the fund makes quarterly                                                        o The returns shown in the Management's
repurchase offers. Consider your             o The unmanaged Lehman U.S. Aggregate         Discussion of Fund Performance are based
liquidity needs when investing in the        Bond Index, which represents the U.S.         on net asset values calculated for
fund. Floating rate investments should       investment-grade fixed-rate bond market       shareholder transactions. Generally
not be confused with money market funds,     (including government and corporate           accepted accounting principles require
and the fund will not maintain a stable      securities, mortgage pass-through             adjustments to be made to the net assets
net asset value. The fund can invest all     securities and asset-backed securities),      of the fund at period end for financial
or substantially all of its assets in        is compiled by Lehman Brothers, a global      reporting purposes, and as such, the net
senior secured floating rate loans and       investment bank.                              asset values for shareholder
senior secured debt securities or other                                                    transactions and the returns based on
securities rated below investment grade.     o The unmanaged Lipper Closed End (CE)        those net asset values may differ from
These securities are generally               Loan Participation Fund Index represents      the net asset values and returns
considered to have speculative               an average of the 10 largest CE loan          reported in the Financial Highlights.
characteristics and are subject to           participation funds tracked by Lipper,
greater risk of loss of principal and        Inc., an independent mutual fund              o Industry classifications used in this
interest than higher-rated securities.       performance monitor.                          report are generally according to the
                                                                                           Global Industry Classification Standard,
                                             o The unmanaged MSCI World Index tracks       which was developed by and is the
                                             the performance of approximately 50           exclusive property and a service mark of
                                             countries covered by Morgan Stanley           Morgan Stanley Capital International
                                             Capital International that are                Inc. and Standard & Poor's.
                                             considered developed markets.
                                                                                           A description of the policies and
                                             o The unmanaged Standard & Poor's             procedures that the fund uses to
                                             Composite Index of 500 Stocks (the S&P        determine how to vote proxies relating
                                             500--Registered Trademark-- Index) is         to portfolio securities is available
                                             an index of common stocks frequently          without charge, upon request, by calling
                                             used as a general measure of U.S. stock       800-959-4246, or on the AIM Web site,
                                             market performance.                           AIMinvestments.com.

                                             o The fund is not managed to track the
                                             performance of any particular index,
                                             including the indexes defined here, and
                                             consequently, the performance of the
                                             fund may deviate significantly from the
                                             performance of the indexes.



=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR FELLOW SHAREHOLDER IN THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

[PHOTO OF           The six months covered by this report could be characterized
ROBERT H.           as a trendless market. Positive news about employment and a
GRAHAM]             strengthening economy were offset by concerns about higher interest rates, continued violence in Iraq and high oil
ROBERT H. GRAHAM    prices. The result: muted performance in both U.S. equity
                    and fixed-income markets.

                       The same macroeconomic factors were at work overseas as
                    well, causing developed international markets to generally perform in line with that of the United States. In fact, the MSCI World Index tracked the performance of the S&P 500 Index with six-month returns of 3.52% and 3.44%, respectively.

   The anticipation of higher interest rates hampered bond performance, with most areas of the fixed-income market turning in flat returns for the six-month period, as evidenced by the 0.15% return of the Lehman U.S. Aggregate Bond Index. Considered a good proxy for the U.S. bond market, this index includes fixed-rate mortgage-backed securities, U.S. agency investments, U.S. Treasuries of various maturities and U.S. corporate bonds.

   In an unremarkable period like the one covered by this report, we encourage shareholders to look past short-term market performance and remain focused on their long-term investment goals. Whether markets rise, fall or go sideways, the only certainty is their unpredictability, especially in the short run. Historically, markets have risen over the long term, with the S&P 500 Index returning 13.55% over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.20%.* While past performance cannot guarantee future results, we believe that staying invested for the long term offers the best opportunity for capital growth.

   For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers' discussion on the following pages. We hope you find it informative.

   There continues to be increased regulatory focus on mutual funds and other investment products. For the latest information about ongoing regulatory matters, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for investor education and planning information as well as regular performance updates on our funds.

   As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM
Investments--Servicemark--. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
-------------------------
Robert H. Graham
Chairman and President
July 20, 2004

* Average annual total returns, June 30, 1979, to June 30, 2004.

Source: Lipper, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FUND PROVIDED INCOME AND                                                                   through June, according to the U.S.
INTEREST-RATE-RISK PROTECTION                                                              Department of Labor.

As of June 30, 2004, the 30-day              MARKET CONDITIONS                             YOUR FUND
distribution rate at offering price for
AIM Floating Rate Fund's Class B shares      For the first half of 2004, U.S.              Although the Fed raised interest rates
and Class C shares was 2.38% and 2.13%,      leveraged loan volume reached a six-year      on June 30, 2004, the fund was largely
respectively. The fund's 30-day              high of $124 billion. Of that, merger         unaffected. The fund invests in a
distribution rate is calculated by           and acquisition (M&A) loans accounted         particular asset class called the
dividing the annualized sum of the           for $38.5 billion. More M&A loans were        leveraged loan market. It invests at
previous 30 days' dividends declared by      issued in second-quarter 2004 than in         least 80% of its assets in loans made to
the offering price per share on the last     any quarter in four years.                    U.S. corporations by large domestic
day of the period.                                                                         banks and in floating rate corporate
                                                The increased activity in leveraged        debt. (As of June 30, 2004, there were
   For the six-month period, the fund's      M&A loans has been sparked by low             no bonds in the fund's portfolio.) The
Class B and Class C shares returned          default rates, an improving economy,          loans in which the fund invests may be
2.89% and 2.65%, respectively, at net        banks' current policy of allowing             loans to finance buyouts,
asset value. (Had the effects of early       companies to incur higher debt levels,        recapitalizations, expansions, new
withdrawal charges been included, the        and investors seeking to profit from a        product launches, new equipment or
performance would be lower.)                 market shielded from interest-rate risk.      facilities or other projects.

   For the same period, the Lehman U.S.         On June 30, 2004, the 3-month London          The bank loan asset class is
Aggregate Bond Index (the Lehman             Interbank Offered Rate (LIBOR), the rate      generally unaffected by market interest
Aggregate) returned 0.15%. The Lehman        of interest at which banks borrow funds       rate moves. Instead, loan prices are
Aggregate is representative of the           from other banks, was 1.61%, up from          typically driven by underlying credit
investment-grade bond market which was       1.15% at the beginning of the period.         conditions and demand from institutional
adversely affected by the expectation of                                                   investors.
rising rates during the period, while           As the reporting period closed, the
our fund was not. The fund's performance     U.S. Federal Reserve (the Fed) voted to          Because the loan market is a private
was similar to that of the CSFB              raise the federal funds target rate by        market--that is, one in which each loan
Leveraged Loan Index, which returned         25 basis points (0.25%), a move already       purchase is privately negotiated between
3.12%. The fund underperformed the           anticipated by the market. Meanwhile,         buyer and seller--we are limited to
Lipper CE Loan Participation Fund Index,     other signs indicated a strengthening         those that are available at any given
which returned 3.72%, because other loan     economy. Gross domestic product, the          time. Therefore, our ability to pick and
funds often hold a number of high yield      broadest measure of economic activity,        choose sectors is limited by the loans
bonds or employ the use of leverage,         expanded at an annualized rate of 4.5%        that are offered for sale. But in
both of which increase their rate of         in the first quarter of 2004 and 3.0%         general during the reporting period, we
return while also increasing risk.           during the second quarter. In addition,       selectively favored broadcasting,
                                             what had been a "jobless recovery"            wireless telecommunication services and
                                             produced more than 1.2 million new jobs       publishing loans. On June 30, 2004, we
                                             from January                                  had less exposure to health care
                                                                                           distributors and health care facilities
                                                                                           than we did on December 31, 2003.

====================================================================================================================================

TOP 10 FIXED-INCOME ISSUERS*                                      TOP 10 INDUSTRIES*

 1. Nextel Communications, Inc.                     1.6%           1. Broadcasting & Cable TV                         9.1%

 2. Allied Waste Industries, Inc.                   1.4            2. Wireless Telecommunication Services             6.3

 3. Charter Communications, Inc.                    1.3            3. Publishing                                      5.8

 4. Adelphia (Olympus Cable Holding)                               4. Auto Parts & Equipment                          4.5
    Communications Corp.                            1.3
                                                                   5. Household Products                              3.7
 5. Dex Media West LLC                              1.2
                                                                   6. Communications Equipment                        3.5
 6. Crown Castle Operating Co.                      1.1
                                                                   7. Food Distributors                               3.0
 7. RH Donnelley Corp.                              1.1
                                                                   8. Industrial Conglomerates                        3.0
 8. Celanese A.G. (Germany)                         1.1
                                                                   9. Metal & Glass Containers                        2.8
 9. United Industries Co.                           1.1
                                                                  10. Aerospace & Defense                             2.8
10. American Media, Inc.                            1.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

   The fund's loan holdings have a           potentially increase yields and returns                        ANTHONY R. CLEMENTE
"reset" feature, which means that the        for the fund, but it also increases                            Anthony R. Clemente
interest rate on the loan will change in     risk. As of June 30, 2004, none of the            [CLEMENTE    is co-manager of AIM
response to a market benchmark, usually      fund was leveraged.                                 PHOTO]     Floating Rate Fund.
the LIBOR. During the six months ended                                                                      He began his investment
June 30, 2004, the spread was typically         We increased the fund's holdings from                       career in 1982 and
2.5% to 3.0% above LIBOR. The floating       234 on December 31, 2003, to 273 on June      joined INVESCO (NY), Inc. in 1998. Mr.
rate feature of the loans in the fund's      30, 2004, providing further                   Clemente earned a B.A. in economics from
portfolio suggests that if interest          diversification and potentially               St. Lawrence University.
rates were to rise, the fund's yield         insulating the fund's NAV from
would likely increase, since the             single-issuer risk. At the end of the                          THOMAS EWALD
interest rates on floating rate loans        period, the fund was positioned to take                        Tom Ewald is
adjust periodically. This feature            advantage of new issuances as cash                 [EWALD      co-manager of AIM
increases interest-rate risk for the         levels in the fund allow.                          PHOTO]      Floating Rate Fund.
borrower, but it mitigates risk for the                                                                     Mr. Ewald joined
lender and any purchaser of the loan,           We view this fund as an alternative                         INVESCO in 2000 as a
thereby mitigating interest-rate risk        investment within an investor's               credit analyst and was promoted to
for the fund's shareholders. At the end      portfolio. Because it has little              portfolio manager of certain other funds
of the period, the fund portfolio's          interest-rate risk and benefits from a        in 2001. Mr. Ewald earned an A.B. from
weighted average time to reset was 49.22     rising interest-rate environment, it          Harvard College and an M.B.A. from the
days.                                        distinguishes itself from other               Darden School of Business at the
                                             fixed-income investments. Because it          University of Virginia.
   During the six-month period, we           invests in debt instruments, provides a
maintained our investment strategy,          monthly dividend, and has low                 ========================================
balancing credit risk and yield. The         volatility, it is unlike equities. As an
portfolio continued to be constructed        asset class, floating rate loans have         REPURCHASE REMINDER
relatively conservatively in order to        little correlation to other types of
limit credit risk, while focusing on         investments--the reason it is viewed as       AIM Floating Rate Fund's remaining
optimization of return relative to its       an alternative investment.                    quarterly repurchase offer dates for
benchmark indexes. The fund was also                                                       2004 are:
managed to reduce volatility. During the     IN CLOSING
reporting period, the share price for                                                      FOURTH QUARTER:
Class B and Class C shares stayed within     Throughout the period, we remained            OCTOBER 29-NOVEMBER 19
a range of $8.75 and $8.88, a                committed to our strategy of managing
fluctuation of less than 2%. Keep in         the fund for low volatility in share          During repurchase periods, shareholders
mind that although we seek to maintain a     price. We believe that this strategy,         may tender (redeem) their shares in AIM
relatively stable share price, the value     along with the unique asset class in          Floating Rate Fund if they wish, but are
of fund shares will fluctuate.               which we invest, can enable us to             under no obligation to do so.
                                             achieve the fund's primary objective of
   On June 1, 2004, the fund enhanced a      providing a high level of current income      ========================================
few of its investment strategies.            and its secondary objective, the
Specifically, the fund is now allowed to     preservation of capital.
leverage up to one-third of its assets.
The new feature may                              See important fund and index
                                                disclosures inside front cover.


=====================================================================================

FUND VS. INDEXES

Total returns 12/31/03-6/30/04, excluding early withdrawal charges. Had early withdrawal charges been included, returns would be lower.

CLASS B SHARES                                                        2.89%

CLASS C SHARES                                                        2.65

LEHMAN U.S. AGGREGATE BOND INDEX (BROAD MARKET INDEX)                 0.15

CSFB LEVERAGED LOAN INDEX (STYLE-SPECIFIC INDEX)                      3.12

LIPPER CE LOAN PARTICIPATION FUND INDEX (PEER GROUP INDEX)            3.72

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*                                             273

TOTAL NET ASSETS                                           $230.3 MILLION


=====================================================================================             [RIGHT ARROW GRAPHIC]

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

================================================================================
Below you will find a presentation of your fund's long-term performance record for periods ended 6/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
================================================================================


====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS
As of 6/30/04, including early
withdrawal charges

CLASS B SHARES
Inception (5/1/97)         4.48%
   5 Years                 3.68
   1 Year                  2.62

CLASS C SHARES
Inception (3/31/00)        3.12%
   1 Year                  4.24

The performance data quoted represent
past performance and cannot guarantee
comparable future results; current
performance may be lower or higher.
Please visit AIMinvestments.com for the
most recent month-end performance.
Performance figures reflect fund
expenses, reinvested distributions, and
changes in net asset value. Investment
return and principal value will
fluctuate so that you may have a gain or loss when you sell shares.

   Class B share performance reflects
the maximum applicable early withdrawal
charge, which declines from 3% beginning at the time of purchase to 0% at the beginning of the fifth year. Class C share performance reflects a 1% early withdrawal charge, if applicable.

   The performance of the fund's share
classes will differ due to different
sales charge structures and class
expenses.

   For Class C shares, had the advisor                                                     [ARROW
not waived fees and/or reimbursed                                                          BUTTON      For More Information Visit
expenses, returns would have been lower.                                                   IMAGE]          AIMinvestments.com

====================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2004
(Unaudited)


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
TOTAL SENIOR SECURED FLOATING RATE
  INTERESTS-93.36%(b)(c)

ADVERTISING-0.44%

Lamar Advertising Co.
  Term Loan C due 06/30/10                        Ba2      $1,000,000   $  1,014,375
====================================================================================

AEROSPACE & DEFENSE-2.77%

Alliant Techsystems Inc.
  Term Loan B due 03/31/11                        Ba2         673,313        680,046
------------------------------------------------------------------------------------
Anteon International Corp.
  Term Loan B due 12/31/10                        Ba3         950,225        956,164
------------------------------------------------------------------------------------
ARINC Inc.
  Term Loan B due 03/10/11                        Ba3         249,375        251,557
------------------------------------------------------------------------------------
CACI International Inc.
  Term Loan B due 05/03/11                        Ba2         299,250        299,250
------------------------------------------------------------------------------------
DRS Technologies, Inc.
  Term Loan due 11/04/10                          Ba3         562,498        568,826
------------------------------------------------------------------------------------
Titan Corp. (The)
  Term Loan B due 06/30/09                        Ba3       1,665,263      1,669,426
------------------------------------------------------------------------------------
TransDigm, Inc.
  Term Loan B due 07/22/10                         B1         319,300        323,091
------------------------------------------------------------------------------------
United Defense Industries, Inc.
  Term Loan B due 08/13/09                        Ba2       1,609,445      1,626,546
====================================================================================
                                                                           6,374,906
====================================================================================

AIR FREIGHT & LOGISTICS-0.05%

Gemini Air Cargo, Inc.
  Term Loan A due 12/31/11                       Caa2         408,386        112,306
====================================================================================

APPAREL RETAIL-0.38%

William Carter Co. (The)
  Term Loan C due 09/30/08                        Ba3         862,856        871,485
====================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.33%

American Achievement Corp.
  Term Loan B due 03/25/11                         B1         159,600        161,495
------------------------------------------------------------------------------------
Jostens, Inc.
  Term Loan due 07/29/10                          Ba3         590,071        599,291
====================================================================================
                                                                             760,786
====================================================================================

AUTO PARTS & EQUIPMENT-4.49%

Collins & Aikman Corp.
  Revolving Loan due 12/31/05                      B1         300,000        303,000
------------------------------------------------------------------------------------
  Term Loan A1 due 12/31/05                        B1         395,794        399,752
------------------------------------------------------------------------------------
  Term Loan B due 12/31/05                         B1         431,769        436,087
------------------------------------------------------------------------------------
EaglePicher Inc.
  Term Loan B due 08/07/09                         B2         590,046        595,209
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-(CONTINUED)

GenCorp. Inc.
  Term Loan B due 03/28/07                        Ba2       1,473,750      1,486,645
------------------------------------------------------------------------------------

Hayes Lemmerz International, Inc.
  Term Loan B due 06/03/09                        Ba3      $1,244,028   $  1,264,243
------------------------------------------------------------------------------------
Keystone Automotive
  Term Loan due 10/30/09                           B2         290,870        294,869
------------------------------------------------------------------------------------
Mark IV Industries (Dayco Products, Inc.)
  Term Loan B due 06/23/11                         B1       1,100,000      1,100,000
------------------------------------------------------------------------------------
Metaldyne Co. LLC (MascoTech)
  Term Loan D due 12/31/09                         B2       1,278,294      1,277,495
------------------------------------------------------------------------------------
MetoKote Corp.
  First Lien Term Loan due 08/31/10                B1         238,800        241,487
------------------------------------------------------------------------------------
  Second Lien Term Loan due 02/13/11               B3         440,000        444,400
------------------------------------------------------------------------------------
Plastech Engineered Products
  Term Loan B due 03/31/10                        Ba3         366,172        372,123
------------------------------------------------------------------------------------
Tenneco Automotive Inc.
  Term Loan B due 12/12/10                         B1         706,799        721,230
------------------------------------------------------------------------------------
  Term Loan B1 due 12/12/10                        B1         319,658        325,852
------------------------------------------------------------------------------------
Tower Automotive, Inc.
  Term Loan due 05/24/09                           B1         325,000        325,000
------------------------------------------------------------------------------------
United Components Inc.
  Term Loan C due 06/30/10                         B1         753,867        760,463
====================================================================================
                                                                          10,347,855
====================================================================================

AUTOMOBILE MANUFACTURERS-0.34%

TRW Automotive, Inc.
  Term Loan D-1 due 02/28/11                      Ba2         763,304        776,980
====================================================================================

BROADCASTING & CABLE TV-9.07%

Adelphia (Olympus Cable Holding)
  Communications Corp.
  Term Loan B due 09/30/10                         B2       3,000,000      2,910,000
------------------------------------------------------------------------------------
Adelphia Communications Corp.
  Term Loan B due 03/31/05                        Ba2         500,000        502,500
------------------------------------------------------------------------------------
Atlantic Broadband
  Term Loan B due 08/31/11                         B2       1,000,000      1,013,750
------------------------------------------------------------------------------------
Cebridge Connections
  First Term Loan due 02/04/09                     B3         349,125        352,616
------------------------------------------------------------------------------------
  Second Term Loan due 02/04/09                    B3         199,500        198,004
------------------------------------------------------------------------------------
Charter Communications, Inc.
  Term Loan B due 04/07/11                         B2       3,000,000      2,986,704
------------------------------------------------------------------------------------
DIRECTV Holdings LLC
  Term Loan B2 due 03/06/10                       Ba2       1,445,357      1,465,231
------------------------------------------------------------------------------------
Echostar Communications Corp.
  Floating Rate Note due 09/01/08                 Ba3       2,000,000      2,082,500
------------------------------------------------------------------------------------


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Emmis Communications Corp.
  Term Loan B due 11/10/11                        Ba2      $  750,000   $    757,656
------------------------------------------------------------------------------------
Gray Television, Inc.
  Term Loan due 06/30/11                          Ba2         250,000        252,500
------------------------------------------------------------------------------------
Inmarsat Investments Ltd. (United Kingdom)
  Term Loan B due 12/17/10                        Ba3         625,000        628,125
------------------------------------------------------------------------------------
  Term Loan C due 12/17/11                        Ba3         625,000        629,687
------------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan B due 12/31/09                        Ba3       1,990,000      2,018,855
------------------------------------------------------------------------------------
MCC Iowa LLC
  Term Loan B due 09/30/10                        Ba3       1,500,000      1,523,126
------------------------------------------------------------------------------------
Paxson Communications Corp.
  Term Loan due 01/15/10                           B1         951,000        956,349
------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
  Term Loan C due 12/31/09                        Ba2         279,070        281,512
------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc.
  Term Loan B due 12/31/09                         B1         323,375        327,417
------------------------------------------------------------------------------------
Susquehanna Media Co.
  Term Loan B due 03/31/12                        Ba1         500,000        505,000
------------------------------------------------------------------------------------
WideOpenWest Illinois Inc.
  Term Loan B due 06/22/11                         B2       1,492,500      1,499,482
====================================================================================
                                                                          20,891,014
====================================================================================



BUILDING PRODUCTS-2.20%


Atrium Co. Inc.
  Term Loan due 12/10/08                           B1         653,984        662,976
------------------------------------------------------------------------------------
Premdor Inc.
  Term Loan C1 due 08/31/08                       Ba2       1,468,948      1,490,982
------------------------------------------------------------------------------------
  Term Loan C2 due 08/31/08                       Ba2         299,250        303,739
------------------------------------------------------------------------------------
Tapco International Inc.
  Term Loan B due 06/23/07                         B1         898,525        898,525
------------------------------------------------------------------------------------
  Term Loan C due 06/23/08                         B1         454,098        454,098
------------------------------------------------------------------------------------
Trussway Holdings, Inc.
  Term Loan B due 12/31/06                         B2       1,555,174      1,251,915
====================================================================================
                                                                           5,062,235
====================================================================================



CASINOS & GAMING-2.39%


Alliance Gaming Corp.
  Term Loan due 09/04/09                           B1       1,100,000      1,111,000
------------------------------------------------------------------------------------
Global Cash Access, L.L.C.
  Term Loan B due 03/10/10                         B2         296,250        299,583
------------------------------------------------------------------------------------
Green Valley Ranch Resort
  Term Loan due 12/31/10                           B1         230,840        233,725
------------------------------------------------------------------------------------
Isle of Capri Black Hawk, LLC
  Term Loan C due 12/31/07                         B1         955,819        968,961
------------------------------------------------------------------------------------
Marina District
  Development Co. LLC
  Term Loan A due 12/31/07                         B2       1,309,626      1,322,722
------------------------------------------------------------------------------------
  Term Loan B due 12/31/07                         B2         870,231        878,933
------------------------------------------------------------------------------------
Penn National Gaming Inc.
  Term Loan D due 09/01/07                         B1         692,705        701,941
====================================================================================
                                                                           5,516,865
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE

------------------------------------------------------------------------------------


COMMODITY CHEMICALS-1.97%


Brenntag A.G. (Germany)
  Term Loan B due 12/09/11                         B1      $  670,000   $    678,375
------------------------------------------------------------------------------------
Georgia Gulf Corp.
  Term Loan D due 12/02/10                        Ba3         874,226        887,340
------------------------------------------------------------------------------------
Huntsman Corp.
  Term Loan A due 03/31/07                         B2       1,306,480      1,311,379
------------------------------------------------------------------------------------
  Term Loan B due 03/31/07                         B2         207,178        207,955
------------------------------------------------------------------------------------
INVISTA
  Term Loan B1 due 04/29/11                       Ba3         683,264        692,944
------------------------------------------------------------------------------------
  Term Loan B2 due 04/29/11                       Ba3         301,099        305,428
------------------------------------------------------------------------------------
Wellman, Inc.
  First Lien Loan due 02/10/09                     B1         150,000        153,094
------------------------------------------------------------------------------------
Westlake Chemical Corp.
  Term Loan due 07/31/10                          Ba2         297,000        300,713
====================================================================================
                                                                           4,537,228
====================================================================================


COMMUNICATIONS EQUIPMENT-3.53%


AAT Communications
  Term Loan A due 08/13/09                         B1       1,011,481      1,497,618
------------------------------------------------------------------------------------
American Tower Corp.
  Term Loan B due 08/13/11                         B1       1,000,000      1,014,688
------------------------------------------------------------------------------------
Crown Castle Operating Co.
  Term Loan B due 09/30/10                         B1       2,473,806      2,510,913
------------------------------------------------------------------------------------
GCI Holdings, Inc.
  Term Loan due 10/31/07                          Ba3         417,470        420,340
------------------------------------------------------------------------------------
Qwest Corp.
  Term Loan A due 06/30/07                         --       1,055,556      1,095,799
------------------------------------------------------------------------------------
SpectraSite Communications, Inc.
  Term Loan C due 12/31/07                         B1       1,566,413      1,586,972
====================================================================================
                                                                           8,126,330
====================================================================================


COMPUTER HARDWARE-0.90%


DecisionOne Corp.
  Term Loan due 12/30/05                           --         332,650         83,162
------------------------------------------------------------------------------------
Seagate Technology Inc.
  Term Loan B due 05/13/07                        Ba1       1,960,000      1,985,725
====================================================================================
                                                                           2,068,887
====================================================================================


CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.05%


Manitowoc Co., Inc. (The)
  Term Loan B due 05/09/07                        Ba2         114,286        114,286
====================================================================================


CONSTRUCTION MATERIALS-0.11%


Hillman Group (The)
  Term Loan B due 03/31/11                         B2         249,375        252,180
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


DIVERSIFIED CHEMICALS-1.50%


Celanese A.G. (Germany)
  Delayed Loan due 04/06/11(d)                    Ba2      $  341,203   $    346,215
------------------------------------------------------------------------------------
  Term Loan B due 04/06/11                        Ba2         758,979        769,942
------------------------------------------------------------------------------------
  Term Loan C due 12/08/11                         B1       1,300,000      1,335,750
------------------------------------------------------------------------------------
Rockwood Specialties Inc.
  Term Loan C due 12/08/10                         B1         995,000      1,004,328
====================================================================================
                                                                           3,456,235
====================================================================================



DIVERSIFIED COMMERCIAL SERVICES-1.47%


Coinmach Corp.
  Term Loan B due 07/25/09                         B1       1,203,827      1,213,608
------------------------------------------------------------------------------------
Iron Mountain, Inc.
  Term Loan C due 04/02/11                         B1         754,595        763,084
------------------------------------------------------------------------------------
JohnsonDiversey, Inc.
  Term Loan A due 05/03/08                        Ba3         136,925        138,551
------------------------------------------------------------------------------------
UGS Corp.
  Term Loan due 05/27/11                           B1         780,000        796,737
------------------------------------------------------------------------------------
US Investigations Services, Inc.
  Term Loan C due 12/31/08                         B1         481,595        481,595
====================================================================================
                                                                           3,393,575
====================================================================================



DRUG RETAIL-1.11%


Alimentation Couche-Tard
  Term Loan B due 12/17/10                        Ba2         244,286        245,507
------------------------------------------------------------------------------------
General Nutrition Cos., Inc.
  Term Loan B due 12/05/09                         B1         497,500        500,609
------------------------------------------------------------------------------------
NBTY Inc.
  Term Loan C due 03/15/07                        Ba2         186,761        187,578
------------------------------------------------------------------------------------
Pantry, Inc. (The)
  Term Loan due 03/12/11                           B1         316,290        320,441
------------------------------------------------------------------------------------
Rite Aid Corp.
  Term Loan B due 04/30/08                        Ba3       1,276,800      1,301,538
====================================================================================
                                                                           2,555,673
====================================================================================



ELECTRIC UTILITIES-2.04%


AES Corp.
  Term Loan due 04/30/08                          Ba3         315,000        320,119
------------------------------------------------------------------------------------
Allegheny Energy, Inc.
  Term Loan B due 03/08/11                         B2         250,000        254,187
------------------------------------------------------------------------------------
  Term Loan C due 06/08/11                         B2         748,125        760,656
------------------------------------------------------------------------------------
CenterPoint Energy, Inc.
  Term Loan B due 10/07/06                        Ba1         991,892      1,012,556
------------------------------------------------------------------------------------
Midwest Generation, LLC
  Term Loan due 04/27/11                          Ba3         833,333        844,097
------------------------------------------------------------------------------------
NRG Energy, Inc.
  Loan C due 06/23/10                              B1         262,802        272,000
------------------------------------------------------------------------------------

  Term Loan B due 06/23/10                         B1         465,704        480,451
------------------------------------------------------------------------------------
Tucson Electric Power Co.
  Loan C due 06/30/09                             Ba2         750,000        758,438
====================================================================================
                                                                           4,702,504
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



ELECTRICAL COMPONENTS & EQUIPMENT-0.05%


Dynatech Corp. (Acterna)
  Term Loan D due 10/14/08 (Acquired
  10/14/03-06/30/04; Cost $196,775)(e)(f)(g)       --      $       --   $    108,432
====================================================================================


ELECTRONIC EQUIPMENT MANUFACTURERS-0.52%


Amphenol Corp.
  Term Loan B1 due 05/06/10                       Ba2       1,200,000      1,212,000
====================================================================================


EMPLOYMENT SERVICES-0.39%


AMN Healthcare Services, Inc.
  Term Loan B due 10/02/08                        Ba2         741,346        745,980
------------------------------------------------------------------------------------
Cross Country Healthcare, Inc.
  Term Loan B due 06/05/09                        Ba1         150,083        152,334
====================================================================================
                                                                             898,314
====================================================================================


ENVIRONMENTAL SERVICES-1.84%


Allied Waste Industries, Inc.
  Revolving Loan due 01/15/08(d)                  Ba3       1,000,000        990,000
------------------------------------------------------------------------------------
  Term Loan B due 01/15/10                        Ba3       1,234,375      1,258,445
------------------------------------------------------------------------------------
  Term Loan C due 01/15/10                        Ba3       1,000,000      1,018,958
------------------------------------------------------------------------------------
Safety-Kleen Corp.
  Term Loan due 12/24/08(e)(h)                     --         565,355        565,355
------------------------------------------------------------------------------------
Waste Connections, Inc.
  Term Loan B due 10/22/10                        Ba2         408,333        413,438
====================================================================================
                                                                           4,246,196
====================================================================================


FOOD DISTRIBUTORS-3.03%


B&G Foods, Inc.
  Term Loan due 08/31/09                           B1         178,650        178,650
------------------------------------------------------------------------------------
Dean Foods Co.
  Term Loan A due 07/15/07                        Ba1         722,500        726,112
------------------------------------------------------------------------------------
  Term Loan C due 07/15/08                        Ba1         468,825        474,099
------------------------------------------------------------------------------------
Enodis PLC (United Kingdom)
  Term Loan B due 02/20/08                        Ba3       1,600,000      1,584,000
------------------------------------------------------------------------------------
Land O' Lakes, Inc.
  Term Loan B due 07/11/08                         B1         202,046        205,456
------------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan B due 05/27/11                         B1         550,000        559,625
------------------------------------------------------------------------------------
Merisant Co.
  Term Loan B due 01/11/10                         B1         680,394        687,197
------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Term Loan due 11/25/10                           B1         353,035        355,926
------------------------------------------------------------------------------------
Vitality Foodservice, Inc.
  Revolving Loan due 09/25/08(d)                   B1         154,795         88,233
------------------------------------------------------------------------------------
  Term Loan A due 09/25/08                         B1       2,634,118      1,461,935
------------------------------------------------------------------------------------
  Term Loan B due 09/24/10                         B1       1,176,582        653,003
====================================================================================
                                                                           6,974,236
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


FOOD RETAIL-0.18%


DS Waters Enterprises L.P.
  Term Loan B due 11/07/09                         B1      $  419,250   $    412,961
====================================================================================



FOREST PRODUCTS-0.80%


Graphic Packaging International Corp.
  Term Loan B due 08/08/10                         B1       1,381,025      1,405,769
------------------------------------------------------------------------------------
Koch Cellulose, LLC
  Loan C due 05/07/11                              B1          42,216         42,786
------------------------------------------------------------------------------------
  Term Loan B due 05/07/11                         B1         171,118        173,428
------------------------------------------------------------------------------------
Roseburg Forest Products Co.
  Term Loan B due 02/24/10                         B1         218,900        221,089
====================================================================================
                                                                           1,843,072
====================================================================================



HEALTH CARE DISTRIBUTORS-0.87%


Accredo Health, Inc.
  Term Loan B due 03/31/09                        Ba2       1,221,875      1,237,148
------------------------------------------------------------------------------------
VWR International Inc.
  Term Loan B due 04/07/11                         B1         750,000        763,594
====================================================================================
                                                                           2,000,742
====================================================================================



HEALTH CARE EQUIPMENT-1.59%


Alaris Medical Inc.
  Term Loan B due 06/30/09                        Ba3         132,694        132,777
------------------------------------------------------------------------------------
CONMED Corp.
  Term Loan C due 12/15/09                        Ba3         601,222        607,985
------------------------------------------------------------------------------------
Dade Behring Inc.
  Term Loan B due 10/03/08                        Ba3       1,235,953      1,245,995
------------------------------------------------------------------------------------
DJ Orthopedics Inc.
  Term Loan B due 05/15/09                        Ba3         906,750        915,817
------------------------------------------------------------------------------------
Empi, Inc.
  Term Loan B due 11/24/09                         B1         217,619        219,796
------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.
  Term Loan B due 09/30/09                         B1         267,975        270,655
------------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1 due 05/13/10                        B1         270,000        270,675
====================================================================================
                                                                           3,663,700
====================================================================================



HEALTH CARE FACILITIES-2.66%


Beverly Enterprises, Inc.
  Term Loan due 10/22/08                          Ba3          95,280         96,352
------------------------------------------------------------------------------------
Community Health Systems, Inc.
  Term Loan B due 07/16/10                        Ba3       1,623,424      1,651,834
------------------------------------------------------------------------------------
DaVita Inc.
  Term Loan B due 03/31/09                         A1         483,101        490,046
------------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan B due 06/22/11                         B1       1,743,250      1,773,757
------------------------------------------------------------------------------------
Mariner Health Care, Inc.
  Term Loan due 01/02/10                          Ba3         497,735        501,468
------------------------------------------------------------------------------------
National MENTOR, Inc.
  Term Loan B due 04/30/09                        Ba3         285,696        287,482
------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


HEALTH CARE FACILITIES-(CONTINUED)

Triad Hospitals, Inc.
  Term Loan B due 09/30/08                        Ba2       1,303,715      1,326,312
====================================================================================
                                                                           6,127,251
====================================================================================

HEALTH CARE SUPPLIES-0.35%


Fisher Scientific International
  Term Loan C due 03/31/10                         Ba      $  793,244   $    798,697
====================================================================================


HOME FURNISHINGS-0.14%


Imperial Home Decor Group, Inc. (The)
  Medium Term Note due 03/30/06(i)(j)              B1         416,862          8,337
------------------------------------------------------------------------------------
Simmons Co.
  Term Loan B due 12/19/11                         B2         313,363        318,063
====================================================================================
                                                                             326,400
====================================================================================


HOTELS, RESORTS & CRUISE LINES-0.38%


Wyndham International, Inc.
  Term Loan I due 06/30/06                         B1          57,486         56,659
------------------------------------------------------------------------------------
  Term Loan II due 04/01/06                        B1         820,626        815,754
====================================================================================
                                                                             872,413
====================================================================================


HOUSEHOLD APPLIANCES-0.37%


Goodman Global Holdings, Inc.
  Term Loan B due 11/21/09                        Ba2         850,000        859,031
====================================================================================


HOUSEHOLD PRODUCTS-3.72%


Central Garden & Pet Co.
  Term Loan B due 05/14/09                        Ba2         478,170        482,952
------------------------------------------------------------------------------------
Paint Sundry Brands Corp.
  Term Loan B due 07/28/10                         --         576,000        581,760
------------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B due 04/06/11                         B1       1,041,991      1,055,667
------------------------------------------------------------------------------------
  Term Loan C due 10/06/11                         B1         375,618        379,609
------------------------------------------------------------------------------------
Rayovac Corp.
  Term Loan C due 09/30/09                         B1         721,546        730,114
------------------------------------------------------------------------------------
Rent-A-Center, Inc.
  Term Loan B due 05/28/09                        Ba2       1,742,400      1,762,729
------------------------------------------------------------------------------------
Scotts Co. (The)
  Term Loan B due 09/30/10                        Ba1       1,110,402      1,128,446
------------------------------------------------------------------------------------
United Industries Co.
  Term Loan due 04/30/11                           B1       2,414,201      2,445,887
====================================================================================
                                                                           8,567,164
====================================================================================


INDUSTRIAL CONGLOMERATES-2.98%


Aearo Corp.
  Term Loan due 04/06/11                           B1         249,375        251,245
------------------------------------------------------------------------------------
AMSTED Industries Inc.
  Term Loan B due 10/15/10                         B1         495,000        501,806
------------------------------------------------------------------------------------
Dresser Inc.
  Term Loan C due 04/10/09                        Ba3         464,776        472,135
------------------------------------------------------------------------------------


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Flowserve Corp.
  Term Loan C due 06/30/09                        Ba3      $1,146,182   $  1,167,673
------------------------------------------------------------------------------------
Ionics, Inc.
  Term Loan B1 due 02/14/11                        B1         239,857        242,556
------------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan due 03/20/09                           B1         529,712        535,009
------------------------------------------------------------------------------------
Polypore International, Inc.
  Term Loan B due 11/12/11                         B1         390,000        397,313
------------------------------------------------------------------------------------
Precise Technology, Inc.
  First Lien Term Loan due 03/22/11                B1         698,250        699,996
------------------------------------------------------------------------------------
  Second Lien Term Loan due 03/22/11               B2         590,000        590,000
------------------------------------------------------------------------------------
TriMas Corp.
  Term Loan B due 12/31/09                         B1       1,391,497      1,396,715
------------------------------------------------------------------------------------
Unifrax Corp.
  Term Loan due 05/19/11                           B1         601,525        609,796
====================================================================================
                                                                           6,864,244
====================================================================================



INDUSTRIAL GASES-0.50%


Ferrellgas, L.P.
  Term Loan C due 06/17/06                         B1       1,164,487      1,164,487
====================================================================================



INDUSTRIAL MACHINERY-1.91%


CLFX Corp.
  Term Loan B due 05/30/09                        Ba3         462,500        464,523
------------------------------------------------------------------------------------
  Term Loan C due 05/30/10                        Ba3         200,000        202,250
------------------------------------------------------------------------------------
Demag Investment
  Term Loan B due 09/30/10                        Ba3         486,622        483,459
------------------------------------------------------------------------------------
  Term Loan C due 09/30/11                        Ba3         500,000        497,125
------------------------------------------------------------------------------------
EnerSys Capital Inc.
  Term Loan B due 03/17/11                         B1         498,750        506,855
------------------------------------------------------------------------------------
Rexnord Corp.
  Term Loan due 11/25/09                           B1       1,148,148      1,168,241
------------------------------------------------------------------------------------
Roper Industries, Inc.
  Term Loan B due 12/29/08                        Ba2         487,500        493,594
------------------------------------------------------------------------------------
SPX Corp.
  Term Loan B-1 due 09/30/09                      Ba2         569,668        576,789
====================================================================================
                                                                           4,392,836
====================================================================================



INTEGRATED TELECOMMUNICATION SERVICES-2.45%


Cincinnati Bell Inc.
  Term Loan D due 06/30/08                         B1       2,243,753      2,264,088
------------------------------------------------------------------------------------
D&E Communications, Inc.
  Term Loan B due 12/31/11                        Ba3         845,728        856,828
------------------------------------------------------------------------------------
Syniverse Holdings, LLC
  Term Loan B due 12/31/06                        Ba3       1,023,576      1,036,371
------------------------------------------------------------------------------------
Time Warner Telecom Inc.
  Floating Rate Note due 02/12/11                  B1       1,500,000      1,481,250
====================================================================================
                                                                           5,638,537
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE

------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES-0.13%


Language Line LLC
  Term Loan B due 06/10/11                         B2      $  300,000   $    302,812
====================================================================================


LEISURE FACILITIES-2.39%


24 Hour Fitness Worldwide Inc.
  Term Loan due 07/01/09                           B1         853,887        862,425
------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc.
  Term Loan B due 08/27/09                         B1         672,066        676,686
------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer, Inc.
  Term Loan B due 04/30/11                        Ba3       2,000,000      2,010,000
------------------------------------------------------------------------------------
Regal Cinemas, Inc.
  Term Loan B due 11/10/10                        Ba3       1,924,722      1,950,586
====================================================================================
                                                                           5,499,697
====================================================================================


LEISURE PRODUCTS-0.98%


Cinemark USA, Inc.
  Term Loan B due 03/31/11                        Ba3         372,192        378,938
------------------------------------------------------------------------------------
Hollywood Entertainment Corp.
  Term Loan B due 03/31/08                        Ba3         468,750        469,043
------------------------------------------------------------------------------------
Pure Fishing, Inc.
  First Lien Term Loan due 09/30/10                B1         159,600        161,795
------------------------------------------------------------------------------------
Vivendi Universal
  Term Loan B due 06/30/08                        Ba2       1,250,000      1,257,813
====================================================================================
                                                                           2,267,589
====================================================================================


MARINE-0.32%


US Shipping LLC
  Term Loan due 03/31/10                          Ba2         728,904        735,282
====================================================================================


METAL & GLASS CONTAINERS-2.84%


Ball Corp. Term Loan B1 due 12/19/09              Ba2         531,312        537,289
------------------------------------------------------------------------------------
Berry Plastics Corp.
  Term Loan C due 06/30/10                         B1       1,416,277      1,438,406
------------------------------------------------------------------------------------
Graham Packaging Co., L.P.
  Tranch 1 due 02/14/10                            B2       1,737,719      1,759,441
------------------------------------------------------------------------------------
Greif Brothers Corp.
  Term Loan due 08/23/09                          Ba3         659,588        665,359
------------------------------------------------------------------------------------
Kerr Group, Inc.
  Term Loan due 08/13/10                           B1         153,488        155,023
------------------------------------------------------------------------------------
Silgan Containers Corp.
  Term Loan B due 11/30/08                        Ba3       1,975,000      1,995,408
====================================================================================
                                                                           6,550,926
====================================================================================


MOVIES & ENTERTAINMENT-1.55%


LodgeNet Entertainment Corp.
  Term Loan due 06/30/06                           B1         780,454        785,332
------------------------------------------------------------------------------------
Rainbow Media Holdings, Inc.
  Term Loan C due 03/31/09                        Ba2         992,495      1,001,799
------------------------------------------------------------------------------------
Warner Music Group
  Term Loan due 02/28/11                           B1       1,745,625      1,772,900
====================================================================================
                                                                           3,560,031
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


OFFICE SERVICES & SUPPLIES-1.26%


Buhrmann N.V. (Netherlands)
  Term Loan B-1 due 12/31/10                      Ba3      $  565,837   $    574,678
------------------------------------------------------------------------------------
Global Imaging Systems, Inc.
  Term Loan due 05/10/10                          Ba3         468,609        472,123
------------------------------------------------------------------------------------
Identity Group
  Term Loan due 05/01/06                           B3       3,151,970      1,859,662
====================================================================================
                                                                           2,906,463
====================================================================================



OIL & GAS EQUIPMENT & SERVICES-0.70%


Dynegy Inc.
  Term Loan B due 05/28/10                         B2         840,000        855,750
------------------------------------------------------------------------------------
La Grange Acquisitions L.P.
  Term Loan due 01/18/08                          Ba3         250,000        253,281
------------------------------------------------------------------------------------
Transwestern Pipeline Co.
  Term Loan due 04/30/09                           B1         500,000        503,438
====================================================================================
                                                                           1,612,469
====================================================================================



OIL & GAS REFINING, MARKETING & TRANSPORTATION-0.37%


Williams Production RMT Co.
  Term Loan C due 05/30/08                         B1         841,521        849,936
====================================================================================



OTHER DIVERSIFIED FINANCIAL SERVICES-0.44%


Conseco, Inc.
  Term Loan due 06/22/10                           B2       1,000,000      1,018,750
====================================================================================



PACKAGED FOODS & MEATS-1.26%


Birds Eye Foods Inc.
  Term Loan B due 08/12/08                         B1         467,007        472,650
------------------------------------------------------------------------------------
Del Monte Foods Co.
  Term Loan B due 12/20/10                        Ba3         735,043        746,681
------------------------------------------------------------------------------------
Dole Food Co., Inc.
  Term Loan D due 09/28/08                        Ba3         325,486        329,961
------------------------------------------------------------------------------------
  Term Loan E due 09/28/08                        Ba3         130,000        131,787
------------------------------------------------------------------------------------
Luigino's, Inc.
  Term Loan B due 04/02/11                         B1         498,750        504,361
------------------------------------------------------------------------------------
Michael Foods Inc.
  Term Loan B due 11/21/10                         B1         696,500        707,818
====================================================================================
                                                                           2,893,258
====================================================================================



PAPER PACKAGING-2.35%


Jefferson Smurfit Corp.
  Term Loan B due 03/31/07                         --       1,134,724      1,146,071
------------------------------------------------------------------------------------
Owens-Illinois, Inc.
  Term Loan C due 04/01/08                         --       1,000,000      1,005,000
------------------------------------------------------------------------------------
Printpack, Inc.
  Term Loan C due 03/31/09                        Ba3         875,403        879,780
------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Term Loan B due 06/30/09                         --       1,290,312      1,304,290
------------------------------------------------------------------------------------
  Term Loan C due 06/30/09                         --         167,234        169,045
------------------------------------------------------------------------------------
Solo Cup Co.
  Term Loan due 02/27/11                           B1         887,775        899,982
====================================================================================
                                                                           5,404,168
====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------



PERSONAL PRODUCTS-1.00%


Church & Dwight Co., Inc.
  Term Loan B due 05/30/11                        Ba2      $1,250,000   $  1,262,500
------------------------------------------------------------------------------------
Tempur World, Inc.
  Term Loan B due 06/30/09                         B1         752,400        758,043
------------------------------------------------------------------------------------
Weight Watchers International, Inc.
  Term Loan B due 03/31/10                        Ba1         278,600        281,386
====================================================================================
                                                                           2,301,929
====================================================================================


PHARMACEUTICALS-0.65%


Alpharma Inc.
  Term Loan A due 10/05/07                         B1         807,401        810,933
------------------------------------------------------------------------------------
  Term Loan B due 10/05/08                         B1         668,440        675,125
====================================================================================
                                                                           1,486,058
====================================================================================


PRECIOUS METALS & MINERALS-0.46%


IMC Global Inc.
  Term Loan B due 11/17/06                        Ba3       1,060,169      1,066,795
====================================================================================


PUBLISHING-5.79%


American Media, Inc.
  Term Loan C due 04/01/07                        Ba3       2,322,725      2,351,759
------------------------------------------------------------------------------------
CanWest Media, Inc.
  Term Loan E due 08/15/09                        Ba3         984,642        994,488
------------------------------------------------------------------------------------
Dex Media East LLC
  Term Loan B due 05/08/09                         B1         667,191        675,531
------------------------------------------------------------------------------------
Dex Media West LLC
  Term Loan B due 03/09/10                         B1       2,618,933      2,669,130
------------------------------------------------------------------------------------
Freedom Communications, Inc.
  Term Loan B due 05/18/12                        Ba3         500,000        508,125
------------------------------------------------------------------------------------
MediaNews Group, Inc.
  Term Loan B due 12/30/10                        Ba3         497,500        504,652
------------------------------------------------------------------------------------
Nebraska Book Co., Inc.
  Term Loan B due 03/04/11                         B2         199,500        201,744
------------------------------------------------------------------------------------
Network Communications, Inc.
  Term Loan due 06/30/11                           B2         360,000        362,700
------------------------------------------------------------------------------------
RH Donnelley Corp.
  Term Loan B-2 due 06/30/10                      Ba3       2,460,666      2,502,190
------------------------------------------------------------------------------------
Sun Media Corp.
  Term Loan B due 02/07/09                        Ba2         675,408        682,162
------------------------------------------------------------------------------------
TransWestern Publishing Co.
  Second Lien
  Term Loan due 02/25/12                           B1         399,000        404,985
------------------------------------------------------------------------------------
  Term Loan B due 02/25/11                         B1       1,449,375      1,468,700
====================================================================================
                                                                          13,326,166
====================================================================================


RAILROADS-0.07%


Pacer International, Inc.
  Term Loan due 06/10/10                           B1         167,451        169,544
====================================================================================


                                               MOODY'S     PRINCIPAL
                                               RATING(a)     AMOUNT        VALUE
------------------------------------------------------------------------------------


REAL ESTATE-0.19%


Crescent Real Estate Equities Co.
  Term Loan due 01/12/06                           --      $  427,621   $    430,828
====================================================================================



SEMICONDUCTORS-1.37%


AMI Semiconductors, Inc.
  Term Loan B due 09/26/08                        Ba3         992,500      1,001,184
------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc.
  Term Loan due 06/19/08                          Ba3       1,227,600      1,243,712
------------------------------------------------------------------------------------
On Semiconductor Corp.
  Term Loan F due 08/04/09                         B3         903,420        907,937
====================================================================================
                                                                           3,152,833
====================================================================================



SPECIALTY CHEMICALS-2.47%


Cognis Deutschland GmbH & Co. KG (Germany)
  Second Loan B due 11/15/13                       B1         320,000        318,400
------------------------------------------------------------------------------------
  Term Loan B1 due 01/31/10                        B1         307,018        307,479
------------------------------------------------------------------------------------
  Term Loan B4 due 01/31/10                        B1         192,982        193,271
------------------------------------------------------------------------------------
  Term Loan C1 due 01/31/11                        B1         500,000        502,500
------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  Term Loan B due 06/30/07                         B1       1,322,435      1,329,047
------------------------------------------------------------------------------------
  Term Loan C due 06/30/08                         B1         599,973        602,973
------------------------------------------------------------------------------------
KRATON Polymers LLC
  Term Loan due 12/23/10                           B1         588,500        597,328
------------------------------------------------------------------------------------
Nalco Co.
  Term Loan B due 11/04/10                         B1       1,552,456      1,571,861
------------------------------------------------------------------------------------
Polymer Group, Inc.
  Term Loan B due 04/27/10                         B2         257,143        260,100
====================================================================================
                                                                           5,682,959
====================================================================================



TEXTILES-0.13%


Joan Fabrics Corp.
  Term Loan B due 06/30/05                         B1         154,059        146,356
------------------------------------------------------------------------------------
  Term Loan C due 06/30/06                         B1         157,109        149,253
====================================================================================
                                                                             295,609
====================================================================================



TOBACCO-0.34%


Commonwealth Brands, Inc.
  Term Loan due 08/28/07                           B1         771,313        779,026
====================================================================================



TRUCKING-0.11%


Quality Distribution, Inc.
  Term Loan due 11/13/09                           B2         248,125        245,644
====================================================================================



WIRELESS TELECOMMUNICATION SERVICES-6.32%


Cellular South Inc.
  Term Loan B due 05/04/11                        Ba3         120,000        121,050
------------------------------------------------------------------------------------
Centennial Communications Corp.
  Term Loan B due 02/09/11                         B2       1,449,662      1,456,911
------------------------------------------------------------------------------------
Dobson Operating Co.
  Term Loan due 03/31/10                           B1       1,885,750      1,888,107
------------------------------------------------------------------------------------
Microcell Telecommunications Inc.
  First Lien due 03/17/11                          B3       1,728,125      1,732,445
------------------------------------------------------------------------------------
Nextel Communications, Inc.
  Term Loan E due 12/15/10                        Ba2       3,694,464      3,722,749
------------------------------------------------------------------------------------
Nextel Partners, Inc.
  Term Loan C due 05/31/11                         B1         250,000        254,219
------------------------------------------------------------------------------------
Rural Cellular Corp.
  Floating Rate Note due 03/15/10                  B2         670,000        683,400
------------------------------------------------------------------------------------
SBA Communications Corp.
  Delayed Loan due 10/31/08(d)                     B2         251,282        252,538
------------------------------------------------------------------------------------
  Term Loan B due 10/31/08                         B2       2,082,051      2,092,462
------------------------------------------------------------------------------------
Western Wireless Corp.
  Term Loan B due 05/31/11                         B2       2,312,870      2,340,816
====================================================================================
                                                                          14,544,697
====================================================================================
    Total Senior Secured Floating Rate
      Interests (Cost $223,677,350)                                      214,989,887
====================================================================================



                                                              PAR
                                                             (000)
COMMERCIAL PAPER-1.74%(K)

ALUMINUM-0.87%

Alcoa Inc.
  1.12%, 07/07/04                                          $    2,000      1,999,626
====================================================================================

FOOD RETAIL-0.87%

Safeway Inc.
  1.23%, 07/14/04 (Acquired 06/07/04; Cost
  $1,999,112)(g)                                                2,000      1,999,112
====================================================================================
    Total Commercial Paper (Cost $3,998,738)                               3,998,738
====================================================================================

------------------------------------------------------------------------------------
                                                             SHARES
DOMESTIC STOCKS & OTHER EQUITY
  INTERESTS-0.02%

AIR FREIGHT & LOGISTICS-0.00%

Gemini Air Cargo, Inc.-Pfd.(h)(l)(m)                           29,793              0
====================================================================================

COMPUTER HARDWARE-0.00%

DecisionOne Corp.(h)(l)(m)                                     37,286              0
====================================================================================

ENVIRONMENTAL SERVICES-0.02%

Safety-Kleen Corp.(h)(l)                                      102,803          8,226
------------------------------------------------------------------------------------
Safety-Kleen Corp.-Pfd.(h)(l)                                   1,751         43,777
====================================================================================
                                                                              52,003
====================================================================================

FOOD DISTRIBUTORS-0.00%

Vitality Foodservice Inc.-Pfd.(h)(l)(m)                            26              0
====================================================================================

HOME FURNISHINGS-0.00%

IHDG Realty Inc.(h)(l)(m)                                     150,070              0
------------------------------------------------------------------------------------

                                                                           MARKET
                                                             SHARES        VALUE
------------------------------------------------------------------------------------
HOME FURNISHINGS-(CONTINUED)

Imperial Home Decor Group, Inc.
  (The)(e)(h)(l)(m)                                           150,070   $          0
====================================================================================
                                                                                   0
====================================================================================
    Total Domestic Stocks & Other Equity
      Interests (Cost $4,497,736)                                             52,003
====================================================================================

MONEY MARKET FUNDS-4.82%

Liquid Assets Portfolio-
Institutional Class(n)                                      5,549,304      5,549,304
------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(n)                 5,549,304      5,549,304
====================================================================================
    Total Money Market Funds (Cost
      $11,098,608)                                                        11,098,608
====================================================================================
TOTAL INVESTMENTS-99.94% (Cost $243,272,432)                             230,139,236
====================================================================================
OTHER ASSETS LESS LIABILITIES-0.06%                                          147,212
====================================================================================
NET ASSETS-100.00%                                                      $230,286,448
____________________________________________________________________________________
====================================================================================

Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's").
(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) A portion of this holding is subject to unfunded loan commitments. See Note
    8.
(e) Consists of more than one class of securities traded together as a unit.
(f) The $24,155 principal amount loan is a unit consisting of the following components:
       $24,155 Term Loan market value
       $83,450 value of Acterna Inc. stock with 3,232 shares
       $827 value of Eningen Realty Inc. stock with 32 shares
(g) Security not registered under the Securities Act of 1933, as amended (e.g. the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities was $2,107,544 at 06/30/04 which represented 0.92% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h) Security is fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 06/30/04 was $617,358 which represented 0.27% of the Fund's total investments. See Note 1A.
(i) A portion of this holding is subject to the letter of credit.
(j) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The market value of this security at 06/30/04 represented 0.00% of the Fund's total investments.
(k) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l) Non-income producing security.
(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 06/30/04 was $0, which represented 0% of the Fund's net assets.
(n) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $232,173,824)                                $219,040,628
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $11,098,608)                             11,098,608
===========================================================
    Total investments (cost $243,272,432)       230,139,236
===========================================================
Receivables for:
  Investments sold                                  310,299
-----------------------------------------------------------
  Fund shares sold                                1,120,830
-----------------------------------------------------------
  Dividends and interest                            763,070
-----------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   14,310
-----------------------------------------------------------
Other assets                                         45,869
===========================================================
    Total assets                                232,393,614
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,739,413
-----------------------------------------------------------
  Dividends                                         172,130
-----------------------------------------------------------
  Deferred compensation and retirement plans         19,622
-----------------------------------------------------------
Accrued distribution fees                            93,485
-----------------------------------------------------------
Accrued transfer agent fees                          18,380
-----------------------------------------------------------
Accrued operating expenses                           64,136
===========================================================
    Total liabilities                             2,107,166
===========================================================
Net assets applicable to shares outstanding    $230,286,448
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $287,960,686
-----------------------------------------------------------
Undistributed net investment income                  17,076
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (44,558,118)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                         (13,133,196)
===========================================================
                                               $230,286,448
___________________________________________________________
===========================================================

NET ASSETS:

Class B                                        $202,606,337
___________________________________________________________
===========================================================
Class C                                        $ 27,680,111
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class B                                          22,828,765
___________________________________________________________
===========================================================
Class C                                           3,127,586
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.88
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.85
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2004
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $5,172,537
------------------------------------------------------------------------
Dividends from affiliated money market funds                      41,866
------------------------------------------------------------------------
Facility fees earned                                             214,242
========================================================================
    Total investment income                                    5,428,645
========================================================================

EXPENSES:

Advisory fees                                                  1,118,781
------------------------------------------------------------------------
Administrative services fees                                      32,059
------------------------------------------------------------------------
Custodian fees                                                    10,466
------------------------------------------------------------------------
Distribution fees:
  Class B                                                        265,323
------------------------------------------------------------------------
  Class C                                                         87,280
------------------------------------------------------------------------
Transfer agent fees                                              133,081
------------------------------------------------------------------------
Trustees' fees                                                     8,264
------------------------------------------------------------------------
Professional fees                                                128,850
------------------------------------------------------------------------
Other                                                             71,627
========================================================================
    Total expenses                                             1,855,731
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (57,378)
========================================================================
    Net expenses                                               1,798,353
========================================================================
Net investment income                                          3,630,292
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from investment securities           (1,332,251)
------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   4,253,885
========================================================================
Net gain from investment securities                            2,921,634
========================================================================
Net increase in net assets resulting from operations          $6,551,926
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2004 and the year ended December 31, 2003 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2004            2003
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,630,292    $  9,884,190
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (1,332,251)     (6,496,705)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   4,253,885      14,410,573
==========================================================================================
    Net increase in net assets resulting from operations         6,551,926      17,798,058
==========================================================================================
Distributions to shareholders from net investment income:
  Class B                                                       (3,448,569)     (9,006,161)
------------------------------------------------------------------------------------------
  Class C                                                         (340,615)       (668,536)
==========================================================================================
  Decrease in net assets resulting from distributions           (3,789,184)     (9,674,697)
==========================================================================================
Share transactions-net:
  Class B                                                      (21,860,617)    (51,825,825)
------------------------------------------------------------------------------------------
  Class C                                                        6,627,201        (220,648)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (15,233,416)    (52,046,473)
==========================================================================================
    Net increase (decrease) in net assets                      (12,470,674)    (43,923,112)
==========================================================================================

NET ASSETS:

  Beginning of period                                          242,757,122     286,680,234
==========================================================================================
  End of period (including undistributed net investment
    income of $17,076 and $175,968 for 2004 and 2003,
    respectively)                                             $230,286,448    $242,757,122
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CASH FLOWS

For the six months ended June 30, 2004

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  6,551,926
============================================================================
Adjustments to reconcile net increase in net assets to net
  cash provided by operations:
  Decrease in receivables                                            210,496
----------------------------------------------------------------------------
  Decrease in payables                                               (63,511)
----------------------------------------------------------------------------
  Net realized and unrealized gain on investments                 (2,921,634)
----------------------------------------------------------------------------
  Amortization                                                      (237,932)
----------------------------------------------------------------------------
  Proceeds from principle payments and sales of senior
    floating rate interests                                      106,614,787
----------------------------------------------------------------------------
  Purchases of senior secured floating rate interests            (90,738,816)
----------------------------------------------------------------------------
  Purchases of short-term investments                            (20,959,352)
----------------------------------------------------------------------------
  Proceeds from sales and maturities of short-term
    investments                                                   16,973,000
============================================================================
    Net cash provided by operating activities                     15,428,964
============================================================================

CASH USED IN FINANCING ACTIVITIES:

  Proceeds from capital shares sold                               13,663,534
----------------------------------------------------------------------------
  Disbursements from capital shares repurchased                  (32,170,780)
----------------------------------------------------------------------------
  Dividends paid to shareholders                                  (1,591,683)
============================================================================
    Net cash provided by (used in) financing activities          (20,098,929)
============================================================================
Net increase (decrease) in cash                                   (4,669,965)
----------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                  15,768,573
============================================================================
Cash and cash equivalents at end of period                      $ 11,098,608
============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $  2,284,426
____________________________________________________________________________
============================================================================

See accompany notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a continuously offered non-diversified, closed-end management investment company. The Fund currently offers multiple classes of shares. Matters affecting each class will be voted on exclusively by the shareholders of such class. The Fund's investment objectives are to provide a high level of current income and, secondarily, preservation of capital.

    Under the Trust's organizational documents, the Fund's officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund invests primarily in senior secured floating rate loans ("Corporate Loans") and senior secured floating rate debt securities ("Corporate Debt Securities") that meet credit standards established by its investment advisor, A I M Advisors, Inc. (the "Advisor") and its sub-advisor, INVESCO Senior Secured Management, Inc., (the "Sub-Advisor"). The Sub-Advisor, under the supervision of the Advisor, values the Corporate Loans and Corporate Debt Securities in accordance with guidelines adopted and periodically reviewed by the Fund's Board of Trustees. Under the Fund's current guidelines, Corporate Loans and Corporate Debt Securities for which an active secondary market exists to a reliable degree in the opinion of the Sub-Advisor and for which the Sub-Advisor can obtain one or more quotations from banks or dealers in Corporate Loans and Corporate Debt Securities will be valued by the Sub-Advisor utilizing daily bid quotes. With respect to illiquid securities, i.e., Corporate Loans and Corporate Debt Securities for which an active secondary market does not exist to a reliable degree in the opinion of the Sub-Advisor, and with respect to securities whose bid quotes the Sub-Advisor believes do not accurately reflect fair value, such Corporate Loans and Corporate Debt Securities will be valued by the Sub-Advisor at fair value, as determined in good faith by or under the supervision of the Board of Trustees pursuant to procedures specifically authorized by the Board of Trustees, and which is intended to approximate market value. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. The Sub-Advisor believes that intermediate participants (defined below in Note 1G) selling Corporate Loans or otherwise involved in a Corporate Loan transaction may tend, in valuing Corporate Loans for their own accounts, to be less sensitive to interest rate and credit quality changes and, accordingly, the Sub-Advisor may not rely solely on such valuations in valuing the Corporate Loans for the Fund's account. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Facility fees received may be amortized over the life of the loan. Other income, including amendment fees, commitment fees, letter of credit fees, etc., included in the Statement of Operations, are recorded as income when received by the Fund. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

       Cash and cash equivalents in the Statement of Cash Flows are comprised of cash and investments in affiliated money market funds for the purpose of investing daily available cash balances.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

G. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.95% of the Fund's average daily net assets. Under the terms of a master sub-advisory agreement between AIM and INVESCO Senior Secured Management, Inc. ("ISSM"), AIM pays ISSM at the annual rate of 0.40% of AIM's compensation on the sub-advised assets. The Fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses of Class B and Class C shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.50% and 1.75%, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. For the six months ended June 30, 2004, AIM waived fees of $1,045.

    For the period ended June 30, 2004, at the direction of the trustees of the Trust, AMVESCAP PLC ("AMVESCAP") has assumed $25,366 of expenses incurred by the Fund in connection with matters related to both pending regulatory complaints against INVESCO Funds Group, Inc. ("IFG") alleging market timing and the ongoing market timing investigations with respect to IFG and AIM, including legal, audit, shareholder servicing, communication and trustee expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2004, AIM was paid $32,059 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2004, AISI retained $83,998 for such services.

    The Trust entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class B shares and 0.75% of the average daily net assets of Class C shares. AIM Distributors has voluntarily agreed to limit the Class C shares plan payments to 0.50%. Of these amounts, up to 0.25% of the average daily net assets of the Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended June 30, 2004, the Class B and Class C shares paid $265,323 and $58,186, respectively, after AIM Distributors waived plan fees of $29,094 for Class C shares.

    AIM Distributors advised the Fund that it did not receive any commissions from sales of shares of the Fund during the six months ended June 30, 2004. For the six months ended June 30, 2004, AIM Distributors advised the Fund that it received $73,524, and $2,210 from Class B and Class shares, respectively, in early withdrawal sales charges imposed on redemptions of Fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash. The table below shows the transactions in and earnings from investments in affiliated money market funds for the period ended June 30, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                    UNREALIZED
                MARKET VALUE     PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND              12/31/03        AT COST         FROM SALES      (DEPRECIATION)      06/30/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
 Institutional
  Class         $ 7,747,259     $41,840,887      $(44,038,842)       $    --        $ 5,549,304     $21,430       $    --
---------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
 Institutional
  Class           7,747,259      41,840,887       (44,038,842)            --          5,549,304      20,436            --
===========================================================================================================================
  Total         $15,494,518     $83,681,774      $(88,077,684)       $    --        $11,098,608     $41,866       $    --
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2004, the Fund received credits in transfer agency fees of $1,347 and credits in custodian fees of $526 under expense offset arrangements, which resulted in a reduction of the Fund's total expenses of $1,873.

NOTE 5--TRUSTEES FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended June 30, 2004, the Fund paid legal fees of $1,347 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by

SSB at the time of the request for the loan. During the six months ended June 30, 2004, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Effective June 12, 2004, the Fund became a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of (i) $140,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--REPURCHASE OFFERS

The Fund is committed to conducting quarterly Repurchase Offers which are offers by the Fund to repurchase at least 5% and up to 25% of its shares. In each Repurchase Offer, the repurchase price will be the net asset value determined not more than 14 days following the repurchase request deadline and payment for all shares repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date. Class B shares held less than four years and Class C shares held for less than one year which are repurchased by the Fund pursuant to Repurchase Offers will be subject to an early withdrawal charge of up to 3% for Class B shares and up to 1% for Class C shares. The early withdrawal charge is calculated on the lesser of the then current net asset value or the original purchase price of the shares being tendered.

NOTE 8--UNFUNDED LOAN COMMITMENTS

As of June 30, 2004, the Fund had unfunded loan commitments of $1,656,328, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                 UNFUNDED
BORROWER                                                        COMMITMENTS
---------------------------------------------------------------------------
Allied Waste Industries, Inc.                                   $  969,342
---------------------------------------------------------------------------
Celanese A.G. (Germany)                                            346,215
---------------------------------------------------------------------------
SBA Communications Corp.                                           252,538
---------------------------------------------------------------------------
Vitality Foodservice, Inc.                                          88,233
===========================================================================
                                                                $1,656,328
___________________________________________________________________________
===========================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of December 31, 2003 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2007                                                $   453,428
-----------------------------------------------------------------------------
December 31, 2009                                                 10,188,057
-----------------------------------------------------------------------------
December 31, 2010                                                 21,273,718
-----------------------------------------------------------------------------
December 31, 2011                                                 10,298,295
=============================================================================
Total capital loss carryforward                                  $42,213,498
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

                                                                        FLOATING
RATE FUND

NOTE 10--INVESTMENT SECURITIES


The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2004 was $87,583,235 and $104,626,880, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  2,153,995
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,273,115)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(13,119,120)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $243,258,356.

NOTE 11--SHARE INFORMATION


The Fund currently offers two different classes of shares: Class B shares and Class C shares. Both classes are sold at net asset value with no front-end sales charge. Each class imposes an early withdrawal charge on certain redemptions.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2004               DECEMBER 31, 2003
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class B                                                        650,116    $  5,750,133       718,381    $  6,228,263
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,007,677       8,892,386       833,690       7,239,407
======================================================================================================================
Issued as reinvestment of dividends:
  Class B                                                        229,168       2,026,615       607,360       5,256,934
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         29,230         257,811        54,064         466,974
======================================================================================================================
Reacquired:
  Class B                                                     (3,350,767)    (29,637,365)   (7,319,172)    (63,311,022)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (285,999)     (2,522,996)     (917,327)     (7,927,029)
======================================================================================================================
                                                              (1,720,575)   $(15,233,416)   (6,023,004)   $(52,046,473)
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                 CLASS B
                                -------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                          YEAR ENDED DECEMBER 31,
                                 JUNE 30,        --------------------------------------------------------
                                   2004            2003        2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $   8.77        $   8.51    $   8.64    $   9.37    $   9.68    $   9.84
---------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              0.14            0.33        0.38        0.60(a)     0.78        0.69(a)
---------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.11            0.25       (0.13)      (0.73)      (0.31)      (0.16)
=========================================================================================================
    Total from investment
      operations                     0.25            0.58        0.25       (0.13)       0.47        0.53
=========================================================================================================
Less dividends from net
  investment income                 (0.14)          (0.32)      (0.38)      (0.60)      (0.78)      (0.69)
=========================================================================================================
Net asset value, end of period   $   8.88        $   8.77    $   8.51    $   8.64    $   9.37    $   9.68
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                      2.89%           6.94%       2.88%      (1.49)%      5.03%       5.49%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $202,606        $221,964    $266,260    $357,841    $458,359    $439,523
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average
  net assets                         1.50%(c)(d)     1.48%       1.49%       1.38%       1.50%       1.47%(d)
=========================================================================================================
Ratio of net investment income
  to average net assets              3.11%(c)        3.80%       4.40%       6.66%       8.18%       7.02%
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)             39%             72%         56%         38%         39%         81%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $213,424,306.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to the fee waivers and/or expense reimbursements was 1.52% (Annualized) and 1.52%, for the six months ended June 30, 2004 and the year ended December 31, 1999, respectively.
(e)  Not annualized for periods less than one year.

                                                                                          CLASS C
                                                              ---------------------------------------------------------------
                                                                                                                APRIL 3, 2000
                                                                                                                 (DATE SALES
                                                              SIX MONTHS                                         COMMENCED)
                                                                ENDED             YEAR ENDED DECEMBER 31,            TO
                                                               JUNE 30,        -----------------------------    DECEMBER 31,
                                                                 2004           2003       2002       2001          2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.75         $  8.49    $  8.62    $  9.35       $  9.63
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.13            0.31       0.36       0.58(a)       0.58
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.10            0.25      (0.14)     (0.73)        (0.28)
=============================================================================================================================
    Total from investment operations                              0.23            0.56       0.22      (0.15)         0.30
=============================================================================================================================
Less dividends from net investment income                        (0.13)          (0.30)     (0.35)     (0.58)        (0.58)
=============================================================================================================================
Net asset value, end of period                                 $  8.85         $  8.75    $  8.49    $  8.62       $  9.35
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   2.65%           6.68%      2.62%     (1.75)%        3.22%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $27,680         $20,793    $20,421    $31,274       $28,354
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.75%(c)        1.73%      1.74%      1.63%         1.73%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                  2.02%(c)        1.98%      1.99%      1.88%         1.98%(d)
=============================================================================================================================
Ratio of net investment income to average net assets              2.86%(c)        3.55%      4.15%      6.40%         8.14%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                          39%             72%        56%        38%           39%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $23,402,679.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

ENRON CORP. V. J.P. MORGAN SECURITIES, AIM FLOATING RATE FUND, ET AL.; AIM Floating Rate Fund, along with other parties, was named as a defendant in a case filed in the United States Bankruptcy Court for the Southern District of New York on November 6, 2003. Plaintiff is seeking to declare that certain repurchases by Enron Corp. of commercial paper issued by the company from the defendants were preferential transfers that may be avoided in the bankruptcy proceeding so that they may be avoided. The aggregate amount of the repurchases from the Fund during the 90 days prior to the bankruptcy petition was $9,986,667. At this time, Fund management is unable to make an assessment as to the likelihood of loss, and therefore have not recorded a liability in the financial statements for any potential loss.

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans.

  As described more fully below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds. In addition, IFG and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, are the subject of a number of regulatory inquiries and civil lawsuits, as described more fully below. Both IFG and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"). Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by IFG, AIM and/or related entities and individuals in the future.

  As a result of the regulatory actions and inquiries and civil lawsuits discussed below, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Regulatory Actions Pending Against IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints make substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG's and AIM's conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

  At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP has agreed to pay all of the expenses incurred by the AIM and INVESCO Funds related to the market timing investigations, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc. ("AIM Capital"), AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc. ("IINA"), INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940, including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

Regulatory Inquiries Concerning IFG

  IFG, certain related entities, certain of their current and former officers and/or certain of the INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more INVESCO Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the Securities and Exchange Commission ("SEC"), the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more INVESCO Funds. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies and issues related to Section 529 college savings plans. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the NYAG, the Commissioner of Securities for the State of Georgia, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and/or certain of their current and former officers) making allegations substantially similar to the allegations in the three regulatory actions concerning market timing activity in the INVESCO Funds that have been filed by the SEC, the NYAG and the State of Colorado against these parties. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or
(iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. All such cases against IFG and the other AMVESCAP defendants filed to date have been conditionally or finally transferred to the District of Maryland in accordance with the Panel's directive. In addition, the proceedings initiated in state court have been removed by IFG to Federal court and transferred to the District of Maryland. The plaintiff in one such action continues to seek remand to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and/or AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

Private Civil Actions Alleging Excessive Advisory and Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Distribution Fees Charged to Closed
Funds

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, AIM Distributors and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM and INVESCO Funds) alleging that the defendants improperly used the assets of the AIM and INVESCO Funds to pay brokers to aggressively push the AIM and INVESCO Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on AIM or the Fund.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
                                  Robert H. Graham                              11 Greenway Plaza
Bob R. Baker                      Chairman and President                        Suite 100
                                                                                Houston, TX 77046-1173
Frank S. Bayley                   Mark H. Williamson
                                  Executive Vice President                      INVESTMENT ADVISOR
James T. Bunch                                                                  A I M Advisors, Inc.
                                  Kevin M. Carome                               11 Greenway Plaza
Bruce L. Crockett                 Senior Vice President, Secretary and          Suite 100
                                   Chief Legal Officer                          Houston, TX 77046-1173
Albert R. Dowden
                                  Sidney M. Dilgren                             SUB-ADVISOR
Edward K. Dunn, Jr.               Vice President and Treasurer                  INVESCO Senior Secured Management, Inc.
                                                                                1166 Avenue of the Americas
Jack M. Fields                    Melville B. Cox                               New York, NY 10036-2727
                                  Vice President
Carl Frischling                                                                 SUB-SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.), Inc.
Robert H. Graham                                                                Fixed Income/Stable Value division
                                                                                The Aegon Center
Gerald J. Lewis                                                                 400 West Market Street, Suite 3300
                                                                                Louisville, KY 40202-3360
Prema Mathai-Davis
                                                                                TRANSFER AGENT
Lewis F. Pennock                                                                AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Ruch H. Quigley                                                                 Houston, TX 77210-4739

Louis S. Sklar                                                                  CUSTODIAN
                                                                                State Street Bank and Trust Company
Larry Soll, Ph.D.                                                               225 Franklin Street
                                                                                Boston, MA 02110-2801
Mark H. Williamson
                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                919 Third Avenue
                                                                                New York, NY 10022-3852

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

       DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund                      AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund(4)            AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Capital Development Fund                 AIM Global Equity Fund(5)                     AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Constellation Fund                       AIM Global Value Fund                         AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Emerging Growth Fund(6)     AIM Short Term Bond Fund
AIM Diversified Dividend Fund                AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM Trimark Fund                              INVESCO U.S. Government Money Fund
AIM Large Cap Basic Value Fund               INVESCO International Core Equity Fund(7)
AIM Large Cap Growth Fund                                                                  TAX-FREE
AIM Libra Fund                                           SECTOR EQUITY
AIM Mid Cap Basic Value Fund                                                               AIM High Income Municipal Fund
AIM Mid Cap Core Equity Fund(1)              AIM Global Health Care Fund                   AIM Municipal Bond Fund
AIM Mid Cap Growth Fund                      AIM Real Estate Fund                          AIM Tax-Exempt Cash Fund
AIM Opportunities I Fund                     INVESCO Advantage Health Sciences Fund        AIM Tax-Free Intermediate Fund
AIM Opportunities II Fund                    INVESCO Energy Fund
AIM Opportunities III Fund                   INVESCO Financial Services Fund                   AIM ALLOCATION SOLUTIONS
AIM Premier Equity Fund                      INVESCO Gold & Precious Metals Fund
AIM Select Equity Fund                       INVESCO Health Sciences Fund                  AIM Aggressive Allocation Fund
AIM Small Cap Equity Fund(2)                 INVESCO Leisure Fund                          AIM Conservative Allocation Fund
AIM Small Cap Growth Fund(3)                 INVESCO Multi-Sector Fund                     AIM Moderate Allocation Fund
AIM Trimark Endeavor Fund                    INVESCO Technology Fund
AIM Trimark Small Companies Fund             INVESCO Utilities Fund
AIM Weingarten Fund
INVESCO Core Equity Fund                     ===============================================================================
INVESCO Dynamics Fund                        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
INVESCO Mid-Cap Growth Fund                  FOR THIS AND OTHER IMPORTANT INFORMATION ABOUT AIM AND INVESCO FUNDS, OBTAIN A
INVESCO Small Company Growth Fund            PROSPECTUS FROM YOUR FINANCIAL ADVISOR OR AIMINVESTMENTS.COM AND READ IT
INVESCO S&P 500 Index Fund                   THOROUGHLY BEFORE INVESTING.
INVESCO Total Return Fund*                   ===============================================================================

* Domestic equity and income fund

(1) As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor. (2) AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor. (3) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (4) AIM European Small Company Fund will close to new investors when net assets reach $500 million. (5) Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. (6) AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million. (7) Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

   If used after October 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $139 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $372 billion in assets under management. Data as of June 30, 2004.

              AIMinvestments.com       FLR-SAR-1      A I M Distributors, Inc.


                                     YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management            --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

               There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

               Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

               Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

               Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

               Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

               The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 10.   CONTROLS AND PROCEDURES.

 (a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and
               (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

 11(a)(1)      Not applicable.

 11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 11(a)(3)      Not applicable.

 11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Floating Rate Fund

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 1, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 1, 2004


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 1, 2004

                                  EXHIBIT INDEX


 11(a)(1)      Not applicable.

 11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 11(a)(3)      Not applicable.

 11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.